SCHEDULE OF OTHER PAYABLES AND ACCRUALS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued production cost	$ 321,571	$ 203,780
Accrued salary	456,372	133,619
Accrued social security benefits	70,202	68,643
Accrued utilities	33,914	33,125
Accrued business tax and others	144,833	49,201
Total	$ 1,026,892	$ 488,368